Borrowings	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Borrowings
19	BORROWINGS
Borrowings at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024
	(In millions)
Unsubordinated borrowings	¥11,043,243	¥14,356,932
Subordinated borrowings	130,971	159,427
Liabilities associated with securitization transactions	1,129,695	1,168,156
Lease liabilities	393,790	422,643

Total borrowings	¥12,697,699	¥16,107,158